NATURE OF THE BUSINESS (Details) - USD ($)					9 Months Ended	12 Months Ended
	Apr. 27, 2021	Apr. 22, 2021	Oct. 20, 2020	Oct. 14, 2020	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Issuance of common stock (in shares)			21,666,653	21,666,653	758,694	758,694	3,548,568
Class A units
Subsequent Event [Line Items]
Number of shares issued upon conversion of units		97,187,596
Class B units
Subsequent Event [Line Items]
Number of shares issued upon conversion of units		4,145,987
IPO
Subsequent Event [Line Items]
Issuance of common stock (in shares)	23,000,000
Net proceeds from the IPO	$ 399.3
Underwriters Option
Subsequent Event [Line Items]
Issuance of common stock (in shares)	3,000,000